SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Option Transactions

The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of shares	share CAD$
Balance, April 1, 2019	6,480,916	$2.86
Options exercised	(3,833,406)	2.78
Options forfeited	(123,750)	3.29
Options expired	(100,000)	1.75
Balance, March 31, 2020	2,423,760	$3.00
Option granted	1,127,000	7.25
Options exercised	(1,553,338)	3.02
Options forfeited	(135,004)	4.52
Balance, March 31, 2021	1,862,418	$5.45

Schedule of Weighted Average Assumptions

The fair value of stock options granted during year ended March 31, 2021 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended March 31,
2021
Risk free interest rate	0.31%
Expected life of option in years	2.75 years
Expected volatility	67%
Expected dividend yield	0.51%
Estimated forfeiture rate	9.87%
Weighted average share price at date of grant	$7.25 CAD

Schedule of Information About Stock Options Outstanding

The following table summarizes information about stock options outstanding at March 31, 2021:

					Weighted
	Number of options		Weighted average	Number of options	average
	outstanding at	Weighted average remaining	exercise price in	exercisable at	exercise price
Exercise price in CAD$	March 31, 2021	contractual life (Years)	CAD$	March 31, 2021	in CAD$
$2.60	430,000	0.63	$2.60	430,000	$2.60
$3.40	363,750	0.40	$3.40	363,750	$3.40
$5.46	578,668	4.15	$5.46	89,505	$5.46
$9.45	490,000	4.62	$9.45	-	-
$2.60 to $9.45	1,862,418	2.73	$5.45	883,255	$3.22

Schedule of Summary of RSUs

The following is a summary of RSUs transactions:

		Weighted average
		grant date closing
	Number of shares	price per share $CAD
Balance, April 1, 2019	-	$-
Granted	850,500	4.94
Cancelled	(31,750)	4.94
Distributed	(141,376)	4.94
Balance, March 31, 2020	677,374	$4.94
Granted	1,021,500	6.68
Cancelled	(77,166)	5.82
Distributed	(372,372)	5.05
Balance, March 31, 2021	1,249,336	$6.28

Schedule of Earnings Per Share Basic and Diluted

	For the years ended March 31,
		2021			2020
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$46,376			$34,274
Basic earnings per share	46,376	174,868,256	$0.27	34,274	171,713,263	$0.20
Effect of dilutive securities:
Stock options and RSUs		2,205,748			2,366,124
Diluted earnings per share	$46,376	177,074,004	$0.26	$34,274	174,079,387	$0.20